Consolidated Balance Sheets - USD ($)	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023
Current Assets:
Cash and cash equivalents	$ 1,711,283	$ 229,705	$ 202,095
Investment, at cost	16,500,000	16,500,000
Accounts receivable, net	258,273	273,874	399,680
Inventories, net	1,660,847	1,609,196	3,189,766
Prepaid inventory	884,266	810,978	936,939
Prepaid expenses and other current assets	169,731	197,871	263,020
Total Current Assets	21,184,400	19,621,624	4,991,500
Non-Current Assets:
Note receivable - former subsidiary	2,000,000	2,000,000	2,000,000
Fixed assets, net of depreciation			14,791
Intangible assets, net of amortization	1,000	1,000	101,281
Total Non-Current Assets	2,001,000	2,001,000	2,116,072
TOTAL ASSETS	23,185,400	21,622,624	7,107,572
Current Liabilities:
Accounts payable	4,932,295	4,704,596	5,496,629
Accrued expenses	4,167,750	3,405,372	4,911,839
Derivative liabilities	5,279	5,433	10,489,606
Contingent consideration			418,455
Other current liabilities	316,920	255,648	22,971
Total Current Liabilities	13,747,072	12,022,810	23,767,491
Long-Term Liabilities:
Total Long-Term Liabilities			1,953,842
Total Liabilities	13,747,072	12,022,810	25,721,333
Commitments and contingency
SHAREHOLDERS’ EQUITY
Common stock, par value, $0.001, 1,000,000,000 and 300,000,000 shares authorized, 2,659,149 and 1,828,541 shares issued and outstanding as of July 31, 2024 and April 30, 2024, respectively	2,659	1,828	17
Additional paid in capital	180,920,634	176,801,473	132,994,320
Accumulated deficit	(171,607,773)	(167,387,028)	(151,750,610)
Accumulated other comprehensive income	122,808	183,541	142,512
Total Stockholders’ Equity	9,438,328	9,599,814	(18,613,761)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	23,185,400	21,622,624	7,107,572
Nonrelated Party [Member]
Current Liabilities:
Accrued interest	676,285		25,387
Current portion of notes payable	1,561,295	1,564,513	1,484,647
Related Party [Member]
Current Liabilities:
Accrued interest	917,957	917,957	917,957
Current portion of notes payable	$ 1,169,291	1,169,291
Long-Term Liabilities:
Notes payable related parties, net of current portion			$ 1,953,842